Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Shareholder's Composition

As of December 31, 2024, the paid-in capital of Banco de Chile is represented by 101,017,081,114 registered shares (101,017,081,114 in 2024), with no par value, subscribed and fully paid.

	As of December 31, 2025
Name of the company or shareholders	Number of shares	Ownership %

LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banchile Corredores de Bolsa S.A.	5,298,295,922	5.245%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
Banco de Chile on behalf of State Street	4,368,739,111	4.325%
Banco Santander on behalf of foreign investors	3,959,115,077	3.919%
JP Morgan Chase Bank	2,719,097,108	2.692%
Banco de Chile on behalf of non-resident third parties	2,355,382,741	2.332%
Banco Santander Chile	1,926,817,275	1.907%
Ever Chile SPA	1,888,369,814	1.869%
Banco de Chile on behalf of Citibank New York	1,663,309,364	1.647%
Ever 1 BAE SPA	1,166,584,950	1.155%
Larraín Vial S.A. Corredora de Bolsa	1,000,886,079	0.991%
Inversiones Avenida Borgoño Limitada	882,604,102	0.874%
BCI Corredores de Bolsa S.A.	779,379,823	0.772%
A.F.P Habitat S.A. for A Fund	758,929,122	0.751%
Santander Corredores de Bolsa Limitada	703,730,776	0.697%
A.F.P Cuprum S.A. for A Fund	635,579,418	0.629%
Banco de Chile on behalf of Citibank London	549,822,754	0.544%
Valores Security S.A. Corredores de Bolsa	527,069,658	0.522%
A.F.P Capital S.A. Pension Fund A	518,556,321	0.513%
Subtotal	83,372,546,758	82.534%
Other shareholders	17,644,534,356	17.466%
Total	101,017,081,114	100.000%
	As of December 31, 2024
Name of the company or shareholders	Number of shares	Ownership %

LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banco de Chile on behalf of State Street	6,125,765,969	6.064%
Banchile Corredores de Bolsa S.A	5,123,539,720	5.072%
Banco Santander on behalf of foreign investors	5,080,833,862	5.030%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
JP Morgan Chase Bank	3,041,703,508	3.011%
Banco de Chile on behalf of non-resident third parties	2,666,777,747	2.640%
Banco Santander Chile	1,941,976,163	1.922%
Ever Chile SPA	1,888,369,814	1.869%
Ever 1 BAE SPA	1,166,584,950	1.155%
Larraín Vial S.A. Corredora de Bolsa	1,042,343,304	1.032%
Banco de Chile on behalf of Citibank New York	1,038,850,995	1.028%
BCI Corredores de Bolsa S.A.	989,711,426	0.980%
Inversiones Avenida Borgoño Limitada	728,439,279	0.721%
Santander Corredores de Bolsa Limitada	581,788,686	0.576%
A.F.P Habitat S.A. for A Fund	527,598,687	0.522%
Valores Security S.A. Corredores de Bolsa	516,192,449	0.511%
A.F.P Cuprum S.A. for A Fund	492,665,765	0.488%
Inversiones CDP SPA	487,744,912	0.483%
BTG Pactual Chile S.A. Corredores de Bolsa	463,503,644	0.459%
Subtotal	85,574,668,223	84.713%
Other shareholders	15,442,412,891	15.287%
Total	101,017,081,114	100.000%

Schedule of Share Movements

The following table shows the share movements from December 31, 2023 to December 31, 2025:

Total
ordinary shares
Total shares as of December 31, 2023	101,017,081,114

Total shares as of December 31, 2024	101,017,081,114

Total shares as of December 31, 2025	101,017,081,114

Schedule of the Income and Share Data Used In the Calculation of EPS

The following table shows the income and share data used in the calculation of EPS:

	As of December 31,
	2025	2024	2023
Basic earnings per share:
Net income attributable to bank´s shareholders (in million Chilean pesos)	1,185,413	1,248,476	1,374,026
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Earning per shares (in Chilean pesos)	11.73	12.36	13.60

Diluted earnings per share:
Net income attributable to bank´s shareholders (in million Chilean pesos)	1,185,413	1,248,476	1,374,026
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Assumed conversion of convertible debt	—	—	—
Adjusted number of shares	101,017,081,114	101,017,081,114	101,017,081,114
Diluted earnings per share (in Chilean pesos)	11.73	12.36	13.60

Schedule of Changes of Accumulated Other Comprehensive Income

The detail of and changes in accumulated other comprehensive income as of December 31, 2025, 2024 and 2023:

	Elements that will not be reclassified in profit or loss				Elements that can be reclassified in profit or loss
	New measurements of net defined benefit liability and actuarial results for other employee benefit plans	Fair value changes of equity instruments designated as at fair value through other comprehensive income	Income tax	Subtotal	Fair value changes of financial assets at fair value through other comprehensive income	Cash flow accounting hedge	Participation in other comprehensive income of entities registered under the equity method	Income tax	Subtotal	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1, 2023	(338)	4,302	(1,071)	2,893	268	(103,782)	(190)	31,382	(72,322)	(69,429)
Other comprehensive income for the year	(75)	5,367	(1,429)	3,863	8,874	113,183	116	(32,365)	89,808	93,671
Balances as of December 31, 2023	(413)	9,669	(2,500)	6,756	9,142	9,401	(74)	(983)	17,486	24,242

Opening balances as of January 1, 2024	(413)	9,669	(2,500)	6,756	9,142	9,401	(74)	(983)	17,486	24,242
Other comprehensive income for the year	115	(212)	893	796	(4,664)	(21,798)	26	5,175	(21,261)	(20,465)
Balances as of December 31, 2024	(298)	9,457	(1,607)	7,552	4,478	(12,397)	(48)	4,192	(3,775)	3,777

Opening balances as of January 1, 2025	(298)	9,457	(1,607)	7,552	4,478	(12,397)	(48)	4,192	(3,775)	3,777
Other comprehensive income for the year	(62)	(148)	(448)	(658)	8,806	(28,341)	(59)	6,716	(12,878)	(13,536)
Balances as of December 31, 2025	(360)	9,309	(2,055)	6,894	13,284	(40,738)	(107)	10,908	(16,653)	(9,759)